Earnings (loss) per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 27, 2014	Dec. 28, 2013	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Dec. 11, 2011
Antidiluted securities excluded from the computation of earnings (loss) per share
Net income attributed to Boot Barn Holdings, Inc.	$ 8,763	$ 6,339	$ 11,116	$ 3,579	$ 5,377	$ 646
Less: Cash payment to holders of vested options			(1,443)
Weighted average basic shares outstanding	23,704,000	18,929,000	20,928,000	18,929,000	18,929,000	18,757,000
Dilutive effect of stock options	852,000	503,000	671,000	344,000	246,000
Weighted average diluted shares outstanding	24,556,000	19,432,000	21,599,000	19,273,000	19,175,000	18,757,000
Basic earnings (loss) per share	$ 0.37	$ 0.33	$ 0.46	$ 0.19	$ 0.28	$ 0.03
Diluted earnings (loss) per share	$ 0.36	$ 0.33	$ 0.45	$ 0.19	$ 0.28	$ 0.03
Shares that were not included in the computation of weighted average diluted common shares amounts	237,150	611,440	478,692	1,249,380	1,059,850	2,202,500
Successor
Antidiluted securities excluded from the computation of earnings (loss) per share
Net income attributed to Boot Barn Holdings, Inc.							(4,371)
Weighted average basic shares outstanding							18,633,000
Weighted average diluted shares outstanding							18,633,000
Basic earnings (loss) per share							$ (0.23)
Diluted earnings (loss) per share							$ (0.23)
Predecessor
Antidiluted securities excluded from the computation of earnings (loss) per share
Net income attributed to Boot Barn Holdings, Inc.								$ (660)
Weighted average basic shares outstanding								173,000
Weighted average diluted shares outstanding								173,000
Basic earnings (loss) per share								$ (3.82)
Diluted earnings (loss) per share								$ (3.82)